Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment
Schedule of property plant and equipment

	Property & Equipment as of December 31, 2017			Estimated
		Accumulated	Net Book	Useful Life
	Cost	Depreciation	Value	Life
Computer & Office Equipment	$13,751	12,399	$1,352	3 Years
Software (Video System)	19,061	19,061	-	5 Years
Construction in Process	892,639		892,639
	$925,451	31,460	$893,991

Property and equipment consist of the following at December 31, 2016:

	Property & Equipment as of December 31, 2016
				Estimated
		Accumulated	Net Book	Useful Life
	Cost	Depreciation	Value	Life
Computer & Office Equipment	$13,751	11,385	$2,366	3 Years
Software (Video System)	19,061	19,061	-	5 Years
Construction in Process	846,285		846,285
	$879,097	30,446	$848,651